Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CTIVP - CenterSquare Real Estate Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 16,860	$ 15,281	$ 13,433	$ 17,703	$ 12,516	$ 13,156	$ 10,408	$ 11,023	$ 10,398	$ 9,901	$ 10,000
CTIVP - CenterSquare Real Estate Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 16,428	14,953	13,168	17,402	12,324	12,998	10,303	10,943	10,349	9,879	10,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Account Value	$ 33,560	26,953	21,302	26,340	20,830	17,220	13,102	13,761	11,308	10,092	10,000
FTSE Nareit Equity REITs Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Nareit Equity REITs Index
Account Value	$ 17,454	$ 16,052	$ 14,114	$ 18,661	$ 13,028	$ 14,161	$ 11,239	$ 11,784	$ 11,199	$ 10,320	$ 10,000